World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	311,475,935.20	20,666
Yield Supplement Overcollateralization Amount at 09/30/15	8,082,059.37	0
Receivables Balance at 09/30/15	319,557,994.57	20,666
Principal Payments	13,918,775.13	390
Defaulted Receivables	695,433.01	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	7,522,888.69	0
Pool Balance at 10/31/15	297,420,897.74	20,243

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	38.53%

Prepayment ABS Speed	1.46%

Overcollateralization Target Amount	13,383,940.40
Actual Overcollateralization	13,383,940.40

Weighted Average APR	3.31%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	40.52

Delinquent Receivables:
Past Due 31-60 days	6,088,917.17	331
Past Due 61-90 days	1,421,991.00	81
Past Due 91 -120 days	346,101.14	22
Past Due 121 + days	0.00	0
Total	7,857,009.31	434

Total 31+ Delinquent as % Ending Pool Balance	2.64%

Recoveries	352,950.07

Aggregate Net Losses/(Gains) - October 2015	342,482.94
Current Net Loss Ratio (Annualized)	1.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.25%

Flow of Funds	$ Amount

Collections	15,145,806.22
Advances	4,620.79
Investment Earnings on Cash Accounts	2,052.21
Servicing Fee	(266,298.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,886,180.89

Distributions of Available Funds
(1) Class A Interest	239,730.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	38,620.38
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,383,940.40
(7) Distribution to Certificateholders	1,201,516.23
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,886,180.89

Servicing Fee	266,298.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 10/15/15	297,459,518.12
Principal Paid	13,422,560.78
Note Balance @ 11/16/15	284,036,957.34

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-3
Note Balance @ 10/15/15	172,174,518.12
Principal Paid	13,422,560.78
Note Balance @ 11/16/15	158,751,957.34
Note Factor @ 11/16/15	67.5540244%

Class A-4
Note Balance @ 10/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	109,676,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	15,609,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	262,103.88
Total Principal Paid	13,422,560.78
Total Paid	13,684,664.66

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	119,087.38
Principal Paid	13,422,560.78
Total Paid to A-3 Holders	13,541,648.16

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3521553
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0341681
Total Distribution Amount	18.3863234

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5067548
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.1172799
Total A-3 Distribution Amount	57.6240347

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	2.88
Noteholders' Principal Distributable Amount	997.12

Account Balances	$ Amount

Advances
Balance as of 09/30/15	60,921.41
Balance as of 10/31/15	65,542.20
Change	4,620.79

Reserve Account
Balance as of 10/15/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2013-B securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2013-B

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 14,567,739.76	$ 769,360.66	417	42	$ 348,271.74	1.25%	1.21%
Aug-15	15,993,914.64	979,223.12	472	50	606,892.99	2.07%	1.16%
Jul-15	15,977,376.24	816,010.12	452	41	331,107.67	1.08%	1.09%
Jun-15	17,042,764.04	909,167.09	507	49	298,865.55	0.93%	1.05%
May-15	16,433,694.74	681,956.87	450	35	136,926.97	0.41%	1.01%
Apr-15	16,747,450.31	858,756.40	448	41	252,528.86	0.72%	0.99%
Mar-15	17,930,451.88	1,016,641.91	479	55	291,167.25	0.79%	0.96%
Feb-15	15,852,283.09	1,023,470.79	376	49	212,625.10	0.56%	0.92%
Jan-15	16,634,841.23	1,452,953.95	387	70	849,051.92	2.14%	0.90%
Dec-14	17,817,048.79	1,329,800.13	427	62	637,676.75	1.55%	0.79%
Nov-14	16,309,794.63	944,124.93	393	53	409,051.35	0.96%	0.71%
Oct-14	19,093,895.17	1,122,875.99	460	58	469,799.89	1.06%	0.66%
Sep-14	20,216,134.03	1,262,678.55	536	64	383,107.10	0.83%	0.60%
Aug-14	20,733,025.71	969,278.42	536	44	413,535.90	0.86%	0.55%
Jul-14	21,953,992.03	878,641.48	542	43	330,568.04	0.66%	0.50%
Jun-14	21,466,696.77	1,212,303.02	515	62	510,024.22	0.99%	0.45%
May-14	21,990,295.36	1,159,989.43	522	54	375,872.27	0.70%	0.39%
Apr-14	19,928,070.17	1,166,133.32	436	56	440,577.98	0.80%	0.34%
Mar-14	19,330,521.33	1,103,262.26	367	56	456,840.52	0.80%	0.29%
Feb-14	17,100,578.41	1,105,027.06	294	55	541,777.12	0.92%	0.23%
Jan-14	18,630,210.49	1,384,373.61	339	66	707,778.38	1.17%	0.16%
Dec-13	17,182,002.39	788,136.83	256	34	420,453.82	0.68%	0.07%
Nov-13	17,506,185.72	273,523.65	274	13	115,937.12	0.18%	0.02%
Oct-13	32,261,265.47	26,081.05	599	2	22,689.34	0.03%	0.00%